Equity-based compensation - Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement | shares	849,670	841,305
Number of share options granted in share-based payment arrangement | shares	170,144	137,115
Number of share options exercised in share-based payment arrangement | shares	(313,307)	(123,781)
Number of share options forfeited in share-based payment arrangement | shares	(16,320)	(4,969)
Number of share options outstanding in share-based payment arrangement | shares	690,187	849,670
Number of share options exercisable in share-based payment arrangement | shares	366,732	568,481
Granted (in CAD per share) | $ / shares	$ 107.54	$ 109.42
Outstanding - beginning of year (in CAD per share) | $ / shares	83.59	76.19
Exercised (in CAD per share) | $ / shares	69.42	59.81
Expired/Cancelled (in USD per share) | $ / shares	105.12	85.54
Outstanding - end of year (in CAD per share) | $ / shares	95.42	83.59
Exercisable - end of year (in CAD per share) | $ / shares	$ 85.47	$ 75.63